Amortization and depreciation (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of PP&E	$ 159,264,000	$ 156,587,000
Amortization of intangible assets	164,560,000	156,926,000
Amortization of contract costs related to transition costs	64,263,000	70,321,000
Included in costs of services, selling and administrative	388,087,000	383,834,000
Amortization of contract costs related to incentives (presented as a reduction of revenue)	2,919,000	3,591,000
Amortization of deferred financing fees (presented in finance costs)	1,012,000	721,000
Amortization of premiums and discounts on investments related to funds held for clients (presented net as a reduction of revenue)	283,000	1,339,000
Impairment of PP&E (presented in restructuring costs)	0	1,924,000
Impairment of intangible assets	0	1,266,000
Total amortization and depreciation	392,301,000	392,675,000
Property, plant and equipment under finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of PP&E	$ 8,117,000	$ 7,841,000